Employee Compensation - Summary of Pension and Other Employee Future Benefit Expenses (Parenthetical) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Other employee future benefit plans [Member]
Disclosure of defined benefit plans [line items]
Net interest (income) expense on effect of asset ceiling	$ 3	$ 0
Pension Plan [Member]
Disclosure of defined benefit plans [line items]
Net interest (income) expense on effect of asset ceiling	$ 0	$ 0